RIGHT-OF-USE ASSETS AND LEASE LIABILITIES (Tables)	9 Months Ended
Sep. 30, 2021
Presentation of leases for lessee [abstract]
Summary Of Right of Use Asset
Right-of-use assets	Cost	Accumulated amortization	Net Book Value
Balance at January 1, 2021	$975	$(108)	$867
Additions	614	(219)	395
Balance at September 30, 2021	$1,589	$(327)	$1,262

Summary Of Lease Liabilities
Lease liabilities	Net Book Value
Balance at January 1, 2021	$917
Additions	614
Repayments	(178)
Interest expense	53
Balance at September 30, 2021	$1,406